Principal Accounting Policies - Revenues disaggregated by products and services (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues disaggregated by products and services
Revenues	[1]	¥ 1,531,062	$ 219,923	¥ 1,377,379	¥ 1,575,092
Net advertising services
Revenues disaggregated by products and services
Revenues		1,263,485	181,488	1,198,271	1,353,480
Paid services
Revenues disaggregated by products and services
Revenues		267,577	38,435	179,108	221,612
Revenues from paid contents
Revenues disaggregated by products and services
Revenues		205,360	29,498	95,044	77,675
Revenues from games
Revenues disaggregated by products and services
Revenues		14,169	2,035	14,727	27,463
Revenues from MVAS
Revenues disaggregated by products and services
Revenues		18,499	2,657	55,037	108,567
Revenues from others
Revenues disaggregated by products and services
Revenues		¥ 29,549	$ 4,245	¥ 14,300	¥ 7,907

[1]	(1)Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 24): Net advertising revenues 67,393 41,482 50,700 7,283 Paid services revenues 139,149 87,131 72,454 10,407 Cost of revenues (57,057) (30,167) (26,728) (3,839) Sales and marketing expenses (748) (4,341) (4,157) (597) General and administrative expenses (6,245) (7,918) (7,045) (1,012)